S000033066 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		35.18%	4.33%	11.69%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.58%	3.03%	10.73%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.14%	3.08%	9.49%
Institutional Class Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.78%	2.94%	10.79%	[1]
Class A Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.91%	3.33%	10.76%	[1]
Class C Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%

[1]	Class C Shares performance reflects conversion to Class A Shares after eight years.
[2]
The Fund did not have any Class C shares outstanding from August 9, 2016 to March 3, 2017 (the “Gap Period”), but had Class C shares outstanding for all other periods shown. For the Gap Period, performance shown for Class C shares is derived from the historical performance of the Fund’s Class A shares during such period, adjusted to reflect the higher Distribution and/or Service (12b‑1) Fees payable by Class C shares.